Related Parties - Summary of Transactions with Equity Accounted Investee (Details) - PasajeBus SpA [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Ancillary revenue	$ 150	$ 168	$ 114
Balance Outstanding
Trade and other receivables	$ 20	$ 22